S&P 500 Shares | SSgA S&P 500 Index Fund
FUND SUMMARY SSgA S&P 500 INDEX FUND
INVESTMENT OBJECTIVE
SSgA S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor’s® 500 Index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. As a shareholder in the State Street Equity 500 Index Portfolio, the fund bears and the table reflects its ratable share of the State Street Equity 500 Index Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses.
Shareholder Fees (USD $)	SSgA S&P 500 Index Fund Institutional, SSgA S&P 500 Index Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA S&P 500 Index Fund Institutional, SSgA S&P 500 Index Fund
Management Fee	[1]	0.045%
Distribution and Shareholder Service (12b-1) Fees		0.086%
Other Expenses		0.062%
Total Annual Fund Operating Expenses		0.193%
Less Fee Waivers and/or Expense Reimbursements	[2]	(0.013%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.18%
[1]	Amounts reflect the total expenses of the State Street Equity 500 Index Portfolio and the fund.
[2]	The fund's investment advisor is contractually obligated until December 31, 2012 to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.18% of average daily net assets on an annual basis.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA S&P 500 Index Fund Institutional, SSgA S&P 500 Index Fund	18	60	106	242

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 2% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA S&P 500 Index Fund seeks to achieve its investment objective by investing substantially all of its assets in a “master fund,” that is, a fund that has substantially the same investment objective as, and investment policies that are substantially similar to those of, the fund. At least 80% of the fund’s net assets (plus borrowings, if any) are invested either directly or indirectly through the master fund in stocks in the S&P 500® Index in proportion to their weighting in that index. The fund attempts to replicate the investment performance of the S&P 500 Index through automated statistical analytic procedures. To the extent that the fund may not be able to purchase all 500 stocks of the S&P 500 Index, the fund will purchase a representative sample of the stocks listed in the S&P 500 Index in proportion to their weightings.

In addition to common stocks in the S&P 500 Index, the fund may invest in futures, options and other derivatives. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund may take temporary defensive positions that are inconsistent with its fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• Risks Common to Funds Investing Principally in Equity Securities.

•  Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

• Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

• Master/Feeder Structure Risk. The ability of the fund to meet its investment objective and redeem investors is directly related to the ability of the master fund to meet its objective and redeem fund interests in the master fund. The trustees and officers of the fund will consider any conflict between the fund and the master fund and take such actions as they deem appropriate.

• Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

• Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA S&P 500 Index Fund

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2009: 15.84%	December 31, 2008: (21.89)%	September 30, 2011: (8.95)%

Average Annual Total Returns For the Periods Ending December 31, 2010:
Average Annual Total Returns SSgA S&P 500 Index Fund Institutional, SSgA S&P 500 Index Fund	Column	Label	1 Year		5 Years		10 Years
Return Before Taxes	SSgA S&P 500 Index Fund	Return Before Taxes	14.94%	[1]	2.17%	[1]	1.26%	[1]
Return After Taxes on Distributions	SSgA S&P 500 Index Fund	Return After Taxes on Distributions	14.19%	[1]	1.78%	[1]	0.88%	[1]
Return After Taxes on Distributions and Sale of Fund Shares	SSgA S&P 500 Index Fund	Return After Taxes on Distributions and Sale of Fund Shares	9.66%	[1]	1.74%	[1]	0.94%	[1]
S&P 500 Index		S&P 500® Index	15.06%		2.29%		1.41%
[1]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).